Financing receivables, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

10.    Financing receivables, net

Financing receivables consist of the following:

	December 31,
	2019	2020
	RMB	RMB

Financing receivables, gross
Micro-credit personal loans	194,517	130,311
Corporate loans	226,977	195,944
Total	421,494	326,255

Less: allowance for financing receivables	(186,770)	(196,489)

Financing receivables, net	234,724	129,766

Current portion	105,344	1,122
Non-current portion	129,380	128,644

As of December 31, 2019 and 2020, micro-credit personal loans were not guaranteed.

10.  Financing receivables, net (continued)

The following table presents the aging of gross financing receivables as of December 31, 2019 and 2020.

	1-90 days	91-180 days	181-360 days	over 1 year	Total		Total financing
	past due	past due	past due	past due	past due	Current	receivables

December 31, 2019
Micro-credit personal loans	29,109	26,192	36,999	20,183	112,483	82,034	194,517
Corporate loans	—	—	195,143	—	195,143	31,834	226,977
	29,109	26,192	232,142	20,183	307,626	113,868	421,494

December 31, 2020
Micro-credit personal loans	—	24	20,783	109,504	130,311	—	130,311
Corporate loans	—	—	—	195,143	195,143	801	195,944
	—	24	20,783	304,647	325,454	801	326,255

The non-accrual financing receivables related to personal loans as of December 31, 2019 and 2020 amounted to RMB83,374 and RMB130,311, respectively, as they were past due for over 90 days.

An impairment charge of RMB104 million and RMB4.7 million was recognized in general and administrative expenses for the year ended December 31, 2019 and 2020, respectively.

A majority of the Group's corporate loan business was in the form of sale-and-leaseback arrangements, under which the Group purchases equipment from third party companies and lease back the equipment to the sellers. In 2019, one lessee was unable to repay the principal amount of around RMB15 million due in January and was default. Total financial receivable due from the lessee is RMB195 million. The Group has brought certain lawsuits against this lessee to the court, claiming the lessee to repay all the outstanding amount. Upon the date of the issuance of the consolidated financial statements for the year ended December 31, 2019, the court has passed the first instance judgement on all of these lawsuits, which supported the Group's claim and ordered the lessee to repay all the outstanding amounts due to the Group. Furthermore, the Group pledged or preserved additional assets of the lessee or its related entity as collateral. Based on the Group’s assessment on the lessess’ finance condition and the recoverable amount from the collateral, the financial receivable cannot be fully recovered. As a result, an impairment charge of RMB67 million was recognized in general and administrative expenses for the year ended December 31, 2019 against the carrying value of the financing receivables. In 2020, based on the Group’s assessment on the fair value of the pledged assets as of December 31, 2020, no further impairment charge was recognized against the carrying value of the financing receivables for the year ended December 31, 2020.

The financing receivable was placed on non-accrual status. The Group has decided not to further develop corporate loan business so as to avoid further potential risk arising from such business.

Movement of allowance for financing receivables is as follows:

	For the year ended December 31,
	2019	2020
	RMB	RMB

Balance at the beginning of the year	(15,829)	(186,770)
Adoption of ASC326	—	(5,048)
Charged to general and administrative expenses for the year	(170,941)	(4,671)

Balance at the end of the year	(186,770)	(196,489)